Borrowings - Summary of Undrawn Committed Borrowings Facilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	€ 3,367	€ 3,885
Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	3,367	3,885
Not later than 1 year [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	197	463
> 12 months [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	€ 3,170	€ 3,422